Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Net benefit from reduction of taxes payable		$ 11,037
Lapse of statute of limitations	$ 18,022	28,774	$ 4,606
Tax benefit, settlement	9,564	9,450
Net benefit from release of valuation allowances on deferred tax assets	12,032	$ (12,754)
Provisional expense due to US tax law change	2,321
Provisional tax liability related to tax implications of retaining earnings	4,059
Tax benefit	$ 28,795